18. Property, plant and equipment	6 Months Ended
Jun. 30, 2020
Property, plant and equipment [abstract]
Property, plant and equipment
18.	Property, plant and equipment
18.1.	By class of assets
	Land, buildings and improvement	Equipment and other assets (*)	Assets under construction (**)	Exploration and development costs (oil and gas producing properties) (***)	Right-of-use assets	Total
Balance at January 1, 2019	5,210	76,028	28,926	47,219	-	157,383
Adoption of IFRS 16	-	-	-	-	26,575	26,575
Additions	-	2,784	5,269	145	2,332	10,530
Additions to / review of estimates of decommissioning costs	-	-	-	5,497	-	5,497
Capitalized borrowing costs	-	-	1,336	-	-	1,336
Reimbursement under the Transfer of Rights Agreement	-	-	-	(8,319)	-	(8,319)
Write-offs	(3)	(92)	(293)	(407)	(21)	(816)
Transfers	478	6,055	(10,466)	4,879	126	1,072
Transfers to assets held for sale	(803)	(4,942)	(621)	(1,204)	(1,339)	(8,909)
Depreciation, amortization and depletion	(231)	(6,106)	-	(4,756)	(5,019)	(16,112)
Impairment recognition	(2)	(1,298)	(1,453)	(743)	(161)	(3,657)
Impairment reversal	-	236	80	459	-	775
Cumulative translation adjustment	(199)	(2,287)	(826)	(1,873)	(905)	(6,090)
Balance at December 31, 2019	4,450	70,378	21,952	40,897	21,588	159,265
Cost	6,856	119,993	21,952	70,647	26,440	245,888
Accumulated depreciation, amortization, depletion and impairment	(2,406)	(49,615)	-	(29,750)	(4,852)	(86,623)
Balance at December 31, 2019	4,450	70,378	21,952	40,897	21,588	159,265
Additions	-	2,829	1,702	2	1,093	5,626
Additions to / review of estimates of decommissioning costs (note 16)	-	-	-	12	-	12
Capitalized borrowing costs	-	-	494	-	-	494
Write-offs	-	(15)	(76)	15	(2)	(78)
Transfers	(308)	1,305	(704)	(72)	(44)	177
Transfers to assets held for sale	-	(142)	113	(567)	-	(596)
Depreciation, amortization and depletion	(79)	(2,511)	-	(2,112)	(2,048)	(6,750)
Impairment recognition (note 20)	(5)	(6,824)	(2,895)	(3,318)	(331)	(13,373)
Cumulative translation adjustment	(1,134)	(14,876)	(5,322)	(10,203)	(5,262)	(36,797)
Balance at June 30, 2020	2,924	50,144	15,264	24,654	14,994	107,980
Cost	5,152	101,093	24,981	54,332	20,745	206,303
Accumulated depreciation, amortization, depletion and impairment	(2,228)	(50,949)	(9,717)	(29,678)	(5,751)	(98,323)
Balance at June 30, 2020	2,924	50,144	15,264	24,654	14,994	107,980
Weighted average useful life in years	40 (25 to 50) (except land)	20 (3 to 31)		Units of production method	8 (2 to 47)
(*) It is composed of platforms, refineries, thermoelectric power plants, natural gas processing plants, pipelines, rights of use and other operating, storage and production plants, also including exploration and production assets depreciated based on the units of production method.
(**) See note 25 for assets under construction by operating segment.
(***) It is composed of exploration and production assets related to wells, abandonment and dismantling of areas, signature bonuses associated to proved reserves and other costs directly associated with the exploration and production of oil and gas.

The rights-of-use at June 30, 2020 comprise the following underlying assets:

	Platforms	Vessels	Properties	Total
Balance at June 30, 2020	8,200	6,144	650	14,994
Cost	10,708	8,861	1,176	20,745
Accumulated depreciation, amortization and depletion	(2,508)	(2,717)	(526)	(5,751)
Balance at December 31, 2019	12,196	8,335	1,057	21,588
Cost	14,542	10,698	1,364	26,604
Accumulated depreciation, amortization and depletion	(2,346)	(2,363)	(307)	(5,016)

Agreements for the Equalization of Expenses and Volumes

On April 30, 2020, Petrobras and partner companies in E&P consortiums in Tupi, Sépia and Atapu fields signed the Agreements for the Equalization of Expenses and Volumes (Acordos para a Equalização de Gastos e Volumes - AEGV), relating to the expenses incurred and the entitled revenues from the volume produced by each partner from the beginning of the concession until the date of effectiveness of the Production Individualization Agreements (Acordos de Individualização da Produção - AIP) of these shared deposits.

On May 29, 2020, as a result of the equalization arising from the increase in interest in the three deposits, Petrobras received from the partner companies in these fields the amount of US$ 416, in addition to US$ 265 in PP&E, totaling US$ 681 within other income and expenses.

Also as a result of these agreements, on May 1, 2020, Petrobras Netherlands BV signed Share Purchase Agreements acquiring an additional 2.589% interest in Tupi BV, for US$ 84 million, and an additional interest of 47.613% at Iara BV (Atapu) for US$ 805 million, subject to price adjustments. The computation of the acquisition price was based on the fair value of the acquired assets and related liabilities, bringing a net increase of US$ 889 mainly in PP&E.

18.2.	Capitalization rate used to determine the amount of borrowing costs eligible for capitalization

The capitalization rate used to determine the amount of borrowing costs eligible for capitalization was the weighted average of the borrowing costs applicable to the borrowings that were outstanding during the period, other than borrowings made specifically for the purpose of obtaining a qualifying asset. For the six-month period ended June 30, 2020, the capitalization rate was 6.22% p.a. (6.19% p.a. for the same period of 2019).